GOODWILL (Details Narrative) - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Goodwill impairment loss	$ 960,692	$ 58,047,946
Continuing Operations [Member]
Goodwill impairment loss	0	33,469,238
Discontinued Operations [Member]
Goodwill impairment loss	$ 960,692	$ 24,578,708